Fair Value Measurements (Details) - Schedule of level 3 anti-dilution instrument - Level 3 anti-dilution instrument [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Opening balance as of beginning of year	$ (28)	$ (68)
Exercise of anti-dilution derivatives
Gain from changes in fair value of financial instruments	28	40
Closing balance as of end of year		$ (28)